Investments (Narrative) (Details) $ in Thousands		3 Months Ended		6 Months Ended
	May 20, 2020	Jun. 30, 2020 USD ($)	Jun. 30, 2019 USD ($)	Jun. 30, 2020 USD ($)	Jun. 30, 2019 USD ($)	Oct. 31, 2020	Aug. 31, 2020	Jul. 21, 2020	Dec. 31, 2019 USD ($)
Schedule of Equity Method Investments [Line Items]
Unrealized gain on investment at fair value		$ 13,942	$ 0	$ 13,942	$ 0
Norwegian Air Shuttle ASA
Schedule of Equity Method Investments [Line Items]
Conversion ratio	1
Equity securities, fair value		199,600		199,600
Unrealized gain on investment at fair value		13,900		13,900
Unrealized foreign currency gains		5,700		5,700
Norwegian Air Shuttle ASA | Subsequent Event
Schedule of Equity Method Investments [Line Items]
Equity securities, percent of outstanding ordinary shares								13.70%
Equity securities, perpetual bonds, percent of share capital								6.20%
Norwegian Air Shuttle ASA | Subsequent Event | Maximum
Schedule of Equity Method Investments [Line Items]
Equity securities, percent converted ratio						66.6666%	33.3333%
Peregrine | Variable Interest Entity, Not Primary Beneficiary
Schedule of Equity Method Investments [Line Items]
Equity securities without readily determinable fair value, amount		$ 3,300		$ 3,300					$ 3,300